TAXES ON INCOME	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
NOTE 14:-	TAXES ON INCOME

a.	Israeli taxation:

1.	Measurement of taxable income:

The Company has elected to measure its taxable income and file its tax return under the Israeli Income Tax Regulations (Principles Regarding the Management of Books of Account of Foreign Invested Companies and Certain Partnerships and the Determination of Their Taxable Income), 1986. Accordingly, results for tax purposes are measured in terms of earnings in dollars.

2.	Tax benefits under the Israeli Law for the Encouragement of Capital Investments, 1959 ("the Investment Law"):

The Company's production facilities in Israel have been granted the status of an "Approved Enterprise" in accordance with the Investment Law under four separate investment programs. According to the provisions of such Israeli Investment Law, the Company has been granted the "Alternative Benefit Plan", under which the main benefits are tax exemptions and reduced tax rates.

Therefore, the Company's income derived from the Approved Enterprise will be entitled to a tax exemption for a period of two years and to an additional period of five to eight years of reduced tax rates of 10% - 25% (based on the percentage of foreign ownership). The duration of tax benefits of reduced tax rates is subject to a limitation of the earlier of 12 years from commencement of production, or 14 years from the approval date. The Company utilized tax benefits from the first program in 1998 and has been no longer eligible for benefits since 2007. Tax benefits from the remaining programs are scheduled to gradually expire through 2013.

As of December 31, 2011, retained earnings included approximately $ 540 in tax-exempt income earned by the Company's "Approved Enterprise". The Company's Board of Directors has decided not to declare dividends out of such tax-exempt income. Accordingly, no deferred income taxes have been provided on income attributable to the Company's "Approved Enterprise".

Tax-exempt income attributable to the "Approved Enterprise" cannot be distributed to shareholders without subjecting the Company to taxes except upon complete liquidation of the Company. If such retained tax-exempt income is distributed in a manner other than upon the complete liquidation of the Company, it would be taxed at the corporate tax rate applicable to such profits as if the Company had not elected the alternative tax benefits (currently between 10% - 25%) and an income tax liability of approximately up to $ 135 would be incurred by the Company.

The entitlement to the above benefits is conditional upon the Company fulfilling the conditions stipulated by the above Investment Law, regulations published thereunder and the letters of approval for the specific investments in "Approved Enterprises". In the event of failure to comply with these conditions, the benefits may be canceled and the Company may be required to refund the amount of the benefits, in whole or in part, including interest. As of December 31, 2011, management believes that the Company is in compliance with all of the aforementioned conditions.

Income from sources other than the "Approved Enterprise" during the benefit period will be subject to tax at the regular tax rate prevailing at that time.

On April 1, 2005, an amendment to the Investment Law came into effect ("the Amendment") that significantly changed the provisions of the Investment Law. The Amendment limits the scope of enterprises that may be approved by the Investment Center by setting criteria for the approval of a facility as a Beneficiary Enterprise including a provision generally requiring that at least 25% of the Beneficiary Enterprise's income will be derived from export. Additionally, the Amendment enacted major changes in the manner in which tax benefits are awarded under the Investment Law so that companies no longer require Investment Center approval in order to qualify for tax benefits.

However, the Investment Law provides that terms and benefits included in any certificate of approval already granted will remain subject to the provisions of the Investment Law as they were on the date of such approval. Therefore, the Company's existing "Approved Enterprises" will generally not be subject to the provisions of the Amendment. As a result of the Amendment, tax-exempt income generated under the provisions of the Investment Law, as amended, will subject the

Company to taxes upon distribution or liquidation and the Company may be required to record a deferred tax liability with respect to such tax-exempt income. As of December 31, 2011, there was no taxable income attributable to the Beneficiary Enterprise.

In December 2010, the "Knesset" (Israeli Parliament) passed the Law for Economic Policy for 2011 and 2012 (Amended Legislation), 2011, which prescribes, among others, amendments in the Investment Law. These amendments became effective as of January 1, 2011. According to the amendments, the benefit tracks in the Investment Law were modified and a flat tax rate applies to the Company's entire preferred income. The Company can elect to have this amendment apply to it. Once an election is made, the Company will be subject to the amended tax rates as follows: 2011 and 2012 - 15%, 2013 and 2014 - 12.5% and in 2015 and thereafter - 12%.

The Company does not currently intend to implement the amendment, and intend to continue to comply with the Investment Law as in effect prior to enactment of the amendment until the earlier of such time that compliance with the Investment Law prior to amendment is no longer in the Company's interests or until the expiration of the Company's current investment programs. The Company is required to comply with the amendment subsequent to the expiration of its current investment programs and for any new qualified investment program, after a transitional period. As a result, the amendment may increase the Company's average tax rate in future years.

3.	Net operating loss carryforward:

As of December 31, 2011, the Company has cumulative losses for tax purposes in the amount of approximately $ 24,000, which can be carried forward and offset against taxable income in the future for an indefinite period. As of December 31, 2011, the Company recorded a deferred tax asset of $ 3,714 in respect of such carryforward tax losses.

As of December 31, 2011, the Company's Israeli subsidiaries have estimated total available carry forward tax losses of approximately $ 67,000. The net operating losses may be claimed and offset against taxable income in the future for an indefinite period.

4.	Tax benefits under the law for the Encouragement of Industry (taxes), 1969 ("the Encouragement Law"):

The Encouragement Law, provides several tax benefits for industrial companies. An industrial company is defined as a company resident in Israel, at least 90% of the income of which in a given tax year exclusive of income from specified Government loans, capital gains, interest and dividends, is derived from an industrial enterprise owned by it. An industrial enterprise is defined as an enterprise whose major activity in a given tax year is industrial production activity.

Management believes that the Company is currently qualified as an "industrial company" under the Encouragement Law and, as such, enjoys tax benefits, including: (1) deduction of purchase of know-how and patents and/or right to use a patent over an eight-year period; (2) the right to elect, under specified conditions, to file a consolidated tax return with additional related Israeli industrial companies and an industrial holding company; (3) accelerated depreciation rates on equipment and buildings; and (4) expenses related to a public offering on the Tel-Aviv Stock Exchange and on recognized stock markets outside of Israel, are deductible in equal amounts over three years.

Eligibility for benefits under the Encouragement Law is not subject to receipt of prior approval from any Governmental authority. No assurance can be given that the Israeli tax authorities will agree that the Company qualifies, or, if the Company qualifies, that the Company will continue to qualify as an industrial company or that the benefits described above will be available to the Company in the future.

5.	Tax rates:

Taxable income of Israeli companies is subject to tax at the rate of 26%, 25% and 24% in 2009, 2010 and 2011, respectively.

On December 5, 2011, the Israeli Parliament (the Knesset) enacted the Law for Tax Burden Reform (Legislative Amendments), 2011 ("the Law") which, among others, cancels effective from 2012, the scheduled progressive reduction in the corporate tax rate. The Law also increases the corporate tax rate to 25% in 2012. In view of this increase in the corporate tax rate to 25% in 2012, the real capital gains tax rate and the real betterment tax rate were also increased accordingly.

The adoption of the legislative amendments effected the calculation of deferred income taxes.

The effective tax rate payable by a company which is taxed under the Investment Law may be considerably lower (see also Note 14 a2).

b.	Income (loss) before taxes on income is comprised as follows:

	Year ended December 31,
	2009	2010	2011

Domestic	$(5,963)	$9,277	$5,632
Foreign	3,035	1,066	2,047

	$(2,928)	$10,343	$7,679

c.	Taxes on income are comprised as follows:

	Year ended December 31,
	2009	2010	2011

Current taxes	$290	$436	$890
Deferred taxes	-	(2,321)	(652)

	$290	$(1,885)	$238

Domestic	$484	$(1,617)	$151
Foreign	(194)	(268)	87

	$290	$(1,885)	$238

d.	Deferred income taxes:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Group's deferred tax liabilities and assets are as follows:

	December 31,
	2010	2011
Deferred tax assets:
Net operating loss carry forward	$50,826	$52,485
Reserves and allowances	6,798	8,283

Net deferred tax assets before valuation allowance	57,624	60,768
Valuation allowance	(53,076)	(55,568)

Deferred tax asset	$4,548	$5,200

Domestic:
Short-term deferred tax asset	$1,860	$1,857
Long-term deferred tax asset	1,353	1,857

	$3,213	$3,714

Foreign:
Short-term deferred tax asset	$427	$743
Long-term deferred tax asset	908	743

	$1,335	$1,486

The Company's U.S. subsidiary has estimated total available carry forward tax losses of approximately $ 82,000 to offset against future taxable income that expire between 2020 and 2029. As of December 31, 2011, the Company's U.S subsidiary recorded a deferred tax asset of $ 1,486 relating to the available net carry forward tax losses.

Utilization of U.S. net operating losses may be subject to substantial annual limitations due to the "change in ownership" provisions of the Internal Revenue Code of 1986 and similar state provisions. The annual limitation may result in the expiration of net operating losses before utilization.

e.	Reconciliation of the theoretical tax expenses:

A reconciliation between the theoretical tax expense, assuming all income is taxed at the statutory tax rate applicable to income of the Company, and the actual tax expense (benefit) as reported in the statement of operations is as follows:

	Year ended December 31,
	2009	2010	2011

Income (loss) before taxes, as reported in the consolidated statements of operations	$(2,928)	$10,343	$7,679

Statutory tax rate	26%	25%	24%

Theoretical tax benefits on the above amount at the Israeli statutory tax rate	$(761)	$2,586	$1,843
Income tax at rate other than the Israeli statutory tax rate	337	327	275
Tax advanaces and non-deductible expenses including equity based compensation expenses	1,425	646	1,373
Deferred taxes on losses for which a valuation allowance was provided	382	(3,855)	2,492
Valuation allowance recorded to APIC	-	181	(266)
Utilization of operating losses carry forward	(1,469)	(2,846)	(3,233)
Tax adjustment in respect of different tax rates	-	-	(1,219)
Taxes in respect to prior years	90	41	(54)
State and Federal taxes	21	90	93
Foreign exchange	251	760	(901)
Other individually immaterial income tax item	14	185	(165)

Actual tax expense (benefit)	$290	$(1,885)	$238

f.	A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

Gross unrecognized tax benefits as of January 1, 2011	$158

Increase in tax position for current year	32

Gross unrecognized tax benefits as of December 31, 2011	$190

The Company recognizes interest and penalties related to unrecognized tax benefits in tax expenses. The liability for unrecognized tax benefits does not include accrued interest and penalties of $ 180 and $ 189 at December 31, 2010 and 2011, respectively.

The Company has received final tax assessment through the year 2006.